REVENUE, DEFERRED REVENUE AND ACCOUNTS RECEIVABLE (Details 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2021	May 31, 2020	May 31, 2021	May 31, 2020	Nov. 30, 2020	Nov. 30, 2019
Disaggregation of Revenue [Line Items]
Revenues	$ 13,401,000	$ 1,190,000	$ 22,294,000	$ 1,339,000	$ 16,566,295	$ 924,419
Wholesale (Dealer/Distributors and Large End-Users) [Member]
Disaggregation of Revenue [Line Items]
Revenues	2,107,000	356,000	3,776,000	290,000	2,952,825	602,838
E-commerce [Member]
Disaggregation of Revenue [Line Items]
Revenues	11,294,000	834,000	18,518,000	1,049,000	13,613,470	321,581
Byrna HD [Member]
Disaggregation of Revenue [Line Items]
Revenues	13,356,000	1,100,000	22,249,000	1,227,000	16,322,482	850,404
40mm [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 45,000	$ 90,000	$ 45,000	$ 112,000	$ 243,813	$ 74,015